UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-2260

Value Line Leveraged Growth Investors, Inc.
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(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
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David T. Henigson
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1: Schedule of Investments.

Value Line Leveraged Growth Investors, Inc.

Schedule of Investments (unaudited)                               March 31, 2006
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   Shares                                                              Value
-------------------------------------------------------------------------------
       COMMON STOCKS  (99.8%)
                 ADVERTISING (1.0%)
     65,000      Monster Worldwide, Inc. *                         $  3,240,900
                 AIR TRANSPORT  (0.9%)
     38,000      United Parcel Service, Inc.  Class B                 3,016,440
                 APPAREL (1.9%)
     30,000      Gildan Activewear, Inc.  Class A*                    1,425,600
    117,000      Guess?, Inc. *                                       4,575,870
                                                                   ------------
                                                                      6,001,470
                 BANK (0.9%)
     72,000      JPMorgan Chase & Co.                                 2,998,080
                 CANADIAN ENERGY (1.6%)
     47,000      Petro-Canada                                         2,236,730
     57,000      Talisman Energy, Inc.                                3,031,260
                                                                   ------------
                                                                      5,267,990
                 CEMENT & AGGREGATES (0.9%)
     45,000      Eagle Materials, Inc.                                2,869,200
                 CHEMICAL - SPECIALTY (1.3%)
     81,000      Ceradyne, Inc. *                                     4,041,900
                 COMPUTER & PERIPHERALS (4.5%)
     45,000      Apple Computer, Inc. *                               2,822,400
    167,000      Hewlett-Packard Co.                                  5,494,300
    111,000      Ingram Micro, Inc.  Class A*                         2,220,000
    200,000      Western Digital Corp. *                              3,886,000
                                                                   ------------
                                                                     14,422,700
                 COMPUTER SOFTWARE & SERVICES (6.7%)
    105,000      Accenture Ltd.  Class A                              3,157,350
    142,000      BMC Software, Inc. *                                 3,075,720
    100,000      Ceridian Corp. *                                     2,545,000
     77,000      Citrix Systems, Inc. *                               2,918,300
    118,000      Jack Henry & Associates, Inc.                        2,698,660
    214,000      Oracle Corp. *                                       2,929,660
    103,500      Paychex, Inc.                                        4,311,810
                                                                   ------------
                                                                     21,636,500
                 DIVERSIFIED COMPANIES (1.9%)
    115,000      McDermott International, Inc. *                      6,261,750
                 DRUG (3.2%)
    141,000      Biovail Corp.                                        3,433,350
     64,000      Gilead Sciences, Inc. *                              3,982,080
     55,000      GlaxoSmithKline PLC (ADR)                            2,877,050
                                                                   ------------
                                                                     10,292,480
                 E-COMMERCE (0.8%)
    114,000      Internet Security Systems, Inc. *                    2,733,720
                 ELECTRICAL EQUIPMENT (3.0%)
    152,000      Corning, Inc. *                                      4,090,320
     82,000      General Cable Corp. *                                2,487,060
     58,000      Thomas & Betts Corp. *                               2,980,040
                                                                   ------------
                                                                      9,557,420
                 ELECTRONICS (2.9%)
    150,000      AVX Corp.                                            2,655,000
    178,000      Plexus Corp. *                                       6,687,460
                                                                   ------------
                                                                      9,342,460
                 ENTERTAINMENT (0.9%)
    170,000      Time Warner, Inc.                                    2,854,300
                 ENTERTAINMENT TECHNOLOGY (1.5%)
    155,000      Omnivision Technologies, Inc. *                      4,681,000
                 ENVIRONMENTAL (1.0%)
     88,000      Waste Management, Inc.                               3,106,400
                 FOREIGN ELECTRONICS (0.7%)
    109,000      Matsushita Electric Industrial Co.,
                    Ltd. (ADR)                                        2,413,260
                 FURNITURE/HOME FURNISHINGS (0.9%)
    160,000      Steelcase, Inc.  Class A                             2,880,000
                 HUMAN RESOURCES (0.8%)
    164,000      MPS Group, Inc. *                                    2,509,200
                 INDUSTRIAL SERVICES (2.0%)
     61,000      C.H. Robinson Worldwide, Inc.                        2,994,490
     39,000      Expeditors International of Washington, Inc.         3,369,210
                                                                   ------------
                                                                      6,363,700
                 INFORMATION SERVICES (0.8%)
     38,000      Moody's Corp.                                        2,715,480
                 INSURANCE - PROPERTY & CASUALTY (0.8%)
     47,000      Berkley (W.R.) Corp.                                 2,728,820
                 INTERNET (2.4%)
     57,000      CheckFree Corp. *                                    2,878,500
    183,000      E*Trade Financial Corp. *                            4,937,340
                                                                   ------------
                                                                      7,815,840
                 MACHINERY (3.2%)
     54,000      Dover Corp.                                          2,622,240
    144,000      JLG Industries, Inc.                                 4,433,760
     60,000      MSC Industrial Direct Co., Inc.  Class A             3,241,200
                                                                   ------------
                                                                     10,297,200
                 MANUFACTURED HOUSING/RECREATIONAL VEHICLE (0.7%)
    161,000      Champion Enterprises, Inc. *                         2,408,560
                 MEDICAL SUPPLIES (3.7%)
     60,000      Digene Corp. *                                       2,346,000
     39,000      Medtronic, Inc.                                      1,979,250
    127,000      Molecular Devices Corp. *                            4,211,320

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

                                     Value Line Leveraged Growth Investors, Inc.

                                                                  March 31, 2006
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   Shares                                                              Value
   ----------------------------------------------------------------------------
     58,000      Varian Medical Systems, Inc. *                    $  3,257,280
                                                                   ------------
                                                                     11,793,850
                 METALS & MINING DIVERSIFIED (1.1%)
     85,000      BHP Billiton Ltd. (ADR)                              3,387,250
                 METALS FABRICATING (1.8%)
    104,000      Trinity Industries, Inc.                             5,656,560
                 NATURAL GAS - DIVERSIFIED (1.7%)
     10,300      Cabot Oil & Gas Corp.                                  493,679
     67,000      EOG Resources, Inc.                                  4,824,000
                                                                   ------------
                                                                      5,317,679
                 NEWSPAPER (0.9%)
    165,000      News Corp.  Class B                                  2,897,400
                 OILFIELD SERVICES/EQUIPMENT (6.3%)
     33,000      Halliburton Co.                                      2,409,660
    120,000      Helix Energy Solutions Group, Inc. *                 4,548,000
     40,000      Schlumberger Ltd.                                    5,062,800
     63,000      TETRA Technologies, Inc. *                           2,963,520
     48,000      Tidewater, Inc.                                      2,651,040
     60,000      Weatherford International Ltd. *                     2,745,000
                                                                   ------------
                                                                     20,380,020
                 PETROLEUM - INTEGRATED (0.9%)
     35,000      Petroleo Brasileiro S.A. - Petrobras (ADR)           3,033,450
                 PETROLEUM - PRODUCING (0.8%)
     24,000      Anadarko Petroleum Corp.                             2,424,240
                 PHARMACY SERVICES (1.6%)
     32,600      Express Scripts, Inc. *                              2,865,540
     68,000      HealthExtras, Inc. *                                 2,400,400
                                                                   ------------
                                                                      5,265,940
                 PRECISION INSTRUMENT (2.1%)
     61,000      Agilent Technologies, Inc. *                         2,290,550
     72,000      National Instruments Corp.                           2,348,640
    115,000      Newport Corp. *                                      2,168,900
                                                                   ------------
                                                                      6,808,090
                 RAILROAD (0.7%)
     40,000      CSX Corp.                                            2,392,000
                 RESTAURANT (0.8%)
     70,000      Starbucks Corp. *                                    2,634,800
                 RETAIL - SPECIAL LINES (1.9%)
    110,000      Circuit City Stores, Inc.                            2,692,800
     73,000      Dress Barn, Inc. (The) *                             3,500,350
                                                                   ------------
                                                                      6,193,150
                 RETAIL BUILDING SUPPLY (2.0%)
     58,000      Fastenal Co.                                         2,745,720
     84,000      Home Depot, Inc. (The)                               3,553,200
                                                                   ------------
                                                                      6,298,920
                 SECURITIES BROKERAGE (7.5%)
    275,000      Charles Schwab Corp. (The)                           4,732,750
      6,700      Chicago Mercantile Exchange Holdings, Inc.           2,998,250
     19,000      Goldman Sachs Group, Inc. (The)                      2,982,240
    100,000      Investment Technology Group, Inc. *                  4,980,000
     19,000      Legg Mason, Inc.                                     2,381,270
     21,000      Lehman Brothers Holdings, Inc.                       3,035,130
     38,000      Merrill Lynch & Co, Inc.                             2,992,880
                                                                   ------------
                                                                     24,102,520
                 SEMICONDUCTOR (9.8%)
     64,500      Advanced Micro Devices, Inc. *                       2,138,820
    275,000      Amkor Technology, Inc. *                             2,376,000
     51,000      Cymer, Inc. *                                        2,317,440
    170,000      Integrated Device Technology, Inc. *                 2,526,200
    165,000      Intersil Corp.  Class A                              4,771,800
     79,000      Microchip Technology, Inc.                           2,867,700
    174,000      NVIDIA Corp. *                                       9,963,240
    137,000      Texas Instruments, Inc.                              4,448,390
                                                                   ------------
                                                                     31,409,590
                 STEEL - GENERAL (0.9%)
     30,000      Reliance Steel & Aluminum Co.                        2,817,600
                 TELECOMMUNICATION SERVICES (1.0%)
    115,000      AT&T, Inc.                                           3,109,600
                 TELECOMMUNICATIONS EQUIPMENT (4.7%)
     70,500      Broadcom Corp.  Class A*                             3,042,780
    125,000      Cisco Systems, Inc. *                                2,708,750
    109,300      Marvell Technology Group Ltd. *                      5,913,130
     70,000      QUALCOMM, Inc.                                       3,542,700
                                                                   ------------
                                                                     15,207,360
                 WIRELESS NETWORKING (2.4%)
    115,500      Brightpoint, Inc. *                                  3,587,430
    300,000      Powerwave Technologies, Inc. *                       4,047,000
                                                                   ------------
                                                                      7,634,430

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                                       2

                                     Value Line Leveraged Growth Investors, Inc.

Schedule of Investments (unaudited)
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                 TOTAL COMMON STOCK AND TOTAL
                   INVESTMENT SECURITIES (99.8%)
                      (Cost $269,247,145)                           321,221,219
                                                                   ------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                   671,773
                                                                   ------------
NET ASSETS (100%)                                                  $321,892,992
                                                                   ------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
   OUTSTANDING SHARE
   ($321,892,992 / 13,201,186 shares outstanding)                  $      24.38
                                                                   ------------
*          Non-income producing security
ADR        American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of March 31, 2006 was as follows:
                                                          Total Net
                                                          Unrealized
Total Cost          Appreciation      Depreciation        Appreciation
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$269,247,145        $53,974,832       $(2,000,758)        $51,974,074

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                                       3

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President

Date:    May 22, 2006
         --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         ------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    May 22, 2006
         --------------------------